Provisions for liabilities and other charges - Movements in provisions for liabilities and other charges (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Changes in Reserves
Balance at beginning	$ 9,243
Additions	477
Reversals	(675)
Use of provision	(501)
Effect of translation	(61)
Balance at ending	8,483
Current	7,716	$ 8,522
Non-current	767	$ 721
Uncertain tax positions
Changes in Reserves
Balance at beginning	7,273
Additions	249
Reversals	(212)
Use of provision	(501)
Effect of translation	(37)
Balance at ending	6,772
Current	6,772
Non-current	0
Marketplace and consignment goods
Changes in Reserves
Balance at beginning	309
Additions	107
Reversals	(54)
Use of provision	0
Effect of translation	(4)
Balance at ending	358
Current	358
Non-current	0
Provision for other expenses
Changes in Reserves
Balance at beginning	1,661
Additions	121
Reversals	(409)
Use of provision	0
Effect of translation	(20)
Balance at ending	1,353
Current	586
Non-current	$ 767